Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000240570 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240570 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240570 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000240570 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240570 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240570 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240570 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240570 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240570 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240570 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240570 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240570 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240569 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240569 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240569 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000240569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240569 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240569 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240569 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240569 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240569 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240569 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240569 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240569 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240571 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240571 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240571 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000240571 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240571 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240571 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240571 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240571 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240571 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240571 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240571 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240571 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220890 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000220890 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220890 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000220890 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000220890 | India
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220890 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220890 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220890 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220890 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220890 | China
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000220890 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220890 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220890 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220892 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000220892 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220892 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000220892 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000220892 | India
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220892 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220892 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220892 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220892 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220892 | China
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000220892 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220892 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220892 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220891 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000220891 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000220891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000220891 | India
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220891 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220891 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220891 | China
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000220891 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220891 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220891 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220887 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220887 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000220887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220887 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220887 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220887 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220887 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220887 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220889 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220889 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000220889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220889 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220889 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220889 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220889 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220889 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220888 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220888 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000220888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220888 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220888 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220888 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220888 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220888 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004878 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004878 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004878 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004878 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004878 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004878 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004878 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004878 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004878 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004878 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004878 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000004878 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004878 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000004878 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000004878 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000004878 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004878 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004879 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004879 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004879 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004879 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004879 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004879 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004879 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004879 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004879 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004879 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000004879 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004879 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000004879 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000004879 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000004879 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004879 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004880 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004880 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004880 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004880 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004880 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004880 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004880 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004880 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004880 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004880 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000004880 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004880 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000004880 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000004880 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000004880 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004880 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004882 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004882 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004882 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004882 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004882 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004882 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004882 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004882 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004882 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004882 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000004882 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004882 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000004882 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000004882 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000004882 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004882 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173964 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173964 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173964 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173964 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173964 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173964 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173964 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173964 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173964 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173964 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000173964 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000173964 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000173964 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173964 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173964 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173964 | Other Interests
Holdings [Line Items]
Percent of Net Asset Value	0.00%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.
[5]	Rounds to less than 0.1%.